S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 06, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Any of our officers or directors may in the future have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
R. Ramin Kamfar	Bluerock Homes Trust	Real Estate Investment Trust	Chairman, Chief Executive Officer
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Chairman
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Chairman
Jordan B. Ruddy	Bluerock Homes Trust	Real Estate Investment Trust	President
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	President
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	President
Simon Adamiyatt	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Chief Financial Officer, Treasurer
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Chief Financial Officer, Treasurer
Ryan S. MacDonald	Bluerock Homes Trust	Real Estate Investment Trust	Chief Investment Officer
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Trustee, Portfolio Manager
	IQHQ, Inc.	Real Estate Development Company	Co-Chairman
	Townsend Group	Investment Management	Director
Individual(1)	Entity	Entity’s Business	Affiliation
Christopher Vohs	Bluerock Homes Trust	Real Estate Investment Trust	Chief Financial Officer, Treasurer
Jason Emala	Bluerock Homes Trust	Real Estate Investment Trust	Chief Legal Officer, Secretary
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Secretary
	Bluerock Capital Markets	Registered Broker Dealer	General Counsel
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Secretary
Peter Cotton	Microprediction LLC	Artificial Intelligence	Co-Founder
	Score Technologies	Artificial Intelligence	Co-Founder
Andrew Weksler	JBA Asset Management LLC	Asset Management	Managing Partner

(1)      Each individual listed has a fiduciary duty or a contractual obligation with respect to each of the listed entities opposite from his/her name.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
R. Ramin Kamfar	Bluerock Homes Trust	Real Estate Investment Trust	Chairman, Chief Executive Officer
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Chairman
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Chairman
Jordan B. Ruddy	Bluerock Homes Trust	Real Estate Investment Trust	President
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	President
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	President
Simon Adamiyatt	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Chief Financial Officer, Treasurer
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Chief Financial Officer, Treasurer
Ryan S. MacDonald	Bluerock Homes Trust	Real Estate Investment Trust	Chief Investment Officer
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Trustee, Portfolio Manager
	IQHQ, Inc.	Real Estate Development Company	Co-Chairman
	Townsend Group	Investment Management	Director
Individual(1)	Entity	Entity’s Business	Affiliation
Christopher Vohs	Bluerock Homes Trust	Real Estate Investment Trust	Chief Financial Officer, Treasurer
Jason Emala	Bluerock Homes Trust	Real Estate Investment Trust	Chief Legal Officer, Secretary
	Bluerock Total Income+ Real Estate Fund	Registered Investment Company	Secretary
	Bluerock Capital Markets	Registered Broker Dealer	General Counsel
	Bluerock High Income Institutional Credit Fund	Registered Investment Company	Secretary
Peter Cotton	Microprediction LLC	Artificial Intelligence	Co-Founder
	Score Technologies	Artificial Intelligence	Co-Founder
Andrew Weksler	JBA Asset Management LLC	Asset Management	Managing Partner

(1)      Each individual listed has a fiduciary duty or a contractual obligation with respect to each of the listed entities opposite from his/her name.